Financial Instruments (Details) - Foreign Currency Risk [Member] - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ 4,824,540	$ 8,495,801
USD [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	5,403,402	9,726,790
USD [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(562,710)	(1,196,358)
EUR [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure		178
EUR [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	(12,245)
GBP [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	430	433
GBP [Member] | Trade And Other Payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total exposure	$ (4,337)	$ (35,242)